Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of share option activity and related information
	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	686,456	$18.66	6.87	$48,375
Granted	5,005	125.25	-	-
Exercised	(254,308)	19.12	-	27,181
Forfeited	(23,978)	17.49	-	-

Outstanding at end of year	413,175	$19.58	5.79	$54,815

Exercisable at end of year	291,953	$15.46	5.16	$39,936

Schedule of RSU’s activity
Number of RSUs

Unvested at beginning of year	834,321
Granted	274,800
Vested	(334,016)
Forfeited	(90,439)

Unvested at the end of the year	684,666

Schedule of share based compensation expense
	Year ended December 31,
	2021	2020	2019

Cost of products	$1,355	$1,056	$632
Cost of services	1,105	771	520
Research and development, net	2,685	1,712	1,294
Sales and marketing	5,004	2,893	1,689
General and administrative	4,984	3,604	2,479

Total share-based compensation expense	$15,133	$10,036	$6,614